Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments by category [Abstract]
Disclosure of financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2024	December 31, 2023

Financial assets
Amortized cost:
Cash and cash equivalents	927,668	2,899,060
Financial investments	362,979	163,512
Accounts receivables	57,984,253	42,900,983
Compulsory reserve	4,627,645	1,428,893
Other receivables	284,367	198,416
Judicial deposits	79,591	50,992
Receivables from related parties	31,849	32,281
Fair value through other comprehensive income
Accounts receivable	1,819,020	—
Compulsory reserves	133,759	1,260,589
Financial investments	124,945	619,100
Derivative financial instruments	58,470	—
	66,434,546	49,553,826

Disclosure of financial liabilities

	December 31, 2024	December 31, 2023

Financial Liabilities
Amortized cost:
Payables to third parties	11,642,218	10,151,463
Obligations to FIDC quota holders	1,151,384	118,986
Checking Accounts	12,030,573	11,382,924
Trade payables	663,229	513,920
Trade payables to related parties	1,131,246	476,804
Banking Issuances	24,089,234	16,188,440
Borrowings	4,521,503	189,427
Deferred revenue	145,428	146,184
Other liabilities	198,734	143,088
Fair value through profit or loss
Derivative financial instruments	67,181	23,314
Fair value through other comprehensive income
Derivative financial instruments	2,788	17,631
	55,643,518	39,352,181